Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ 3,075,693	$ 1,675,405	$ (1,001,537)
Taxes on Reclassification Adjustment For Gains Included In Net Income	$ 333,167	$ 204,763	$ 143,317